Securities - Available for Sale Securities and Held to Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Investment Holdings [Line Items]
Available for sale, Amortized Cost	$ 18,107	$ 3,425
Available for sale, Gross Unrealized Gains	207	174
Available for sale, Fair Value	18,314	3,599
Held to maturity, Amortized Cost	400,561	418,696
Held to maturity, Gross Unrealized Gains	9,604	9,252
Held to maturity, Gross Unrealized Losses	611	6,884
Held to maturity, Fair Value	409,554	421,064
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	136,052	119,919
Held to maturity, Gross Unrealized Gains	1,707	1,780
Held to maturity, Gross Unrealized Losses	17	152
Held to maturity, Fair Value	137,742	121,547
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost	5,000
Available for sale, Fair Value	5,000
Held to maturity, Amortized Cost	74,904	69,938
Held to maturity, Gross Unrealized Gains	393	244
Held to maturity, Gross Unrealized Losses	16	152
Held to maturity, Fair Value	75,281	70,030
Debt Securities [Member] | Corporate Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	45,009	49,981
Held to maturity, Gross Unrealized Gains	1,291	1,536
Held to maturity, Fair Value	46,300	51,517
Debt Securities [Member] | Municipal Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	16,139
Held to maturity, Gross Unrealized Gains	23
Held to maturity, Gross Unrealized Losses	1
Held to maturity, Fair Value	16,161
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	264,509	298,777
Held to maturity, Gross Unrealized Gains	7,897	7,472
Held to maturity, Gross Unrealized Losses	594	6,732
Held to maturity, Fair Value	271,812	299,517
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost	13,107	3,425
Available for sale, Gross Unrealized Gains	207	174
Available for sale, Fair Value	13,314	3,599
Held to maturity, Amortized Cost	191,117	198,798
Held to maturity, Gross Unrealized Gains	5,102	3,560
Held to maturity, Gross Unrealized Losses	413	5,203
Held to maturity, Fair Value	195,806	197,155
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	56,286	79,158
Held to maturity, Gross Unrealized Gains	1,673	2,599
Held to maturity, Gross Unrealized Losses	132	1,407
Held to maturity, Fair Value	57,827	80,350
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	17,106	20,821
Held to maturity, Gross Unrealized Gains	1,122	1,313
Held to maturity, Gross Unrealized Losses	49	122
Held to maturity, Fair Value	$ 18,179	$ 22,012